Income Taxes Effective Tax Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate			$ 65.1	$ 9.9	$ (13.0)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate			35.00%	35.00%	35.00%
State Income Taxes, net of federal effect			0.4	(3.4)	0.9
Effective Income Tax Rate Reconciliation, State Income Taxes, net of federal effect			0.20%	(11.80%)	(2.50%)
Income Tax Reconciliation, Share-based Compensation Cost			5.7	5.1	3.9
Effective Income Tax Rate Reconciliation, Share-based Compensation Cost			3.10%	17.90%	(10.40%)
Income Tax Reconciliation, Effect of rates different than statutory			(1.4)	(1.1)	(0.4)
Effective Income Tax Rate Reconciliation, Effect fo rates different than statutory			(0.80%)	(4.00%)	1.00%
Income Tax Reconciliation, Valuation Allowance			0	(0.9)	0.9
Effective Income Tax Rate Reconciliation, Valuation Allowance			0.00%	(3.10%)	(2.50%)
Income Tax Reconciliation, Other Adjustments			(2.7)	1.6	(0.1)
Effective Income Tax Rate Reconciliation, Other Adjustments			(1.50%)	5.70%	0.50%
Income tax expense (benefit)	$ 16.2	$ 4.2	$ 67.1	$ 11.2	$ (7.8)
Effective Income Tax Rate	36.40%	27.90%	36.00%	39.70%	21.10%